Accruals and Other Payables - Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Contract Liabilities [Abstract]
Beginning balance	$ 7,530,159	$ 967,476
Exchange alignment	19,505	2,506
Addition			7,584,619
Recognized as revenue	(6,641,275)	(853,272)	(54,460)
Ending balance	$ 908,389	$ 116,710	$ 7,530,159